Commitments and contingencies (Details)	6 Months Ended
Feb. 28, 2026 USD ($) item
Disclosure of detailed information about borrowings [line items]
Number of batteries committed to be purchased	192
Number of batteries purchased	33
Number of additional batteries committed to be purchased deposit made	63
Number of additional batteries committed to be purchased	96
Floor plan financing
Disclosure of detailed information about borrowings [line items]
Irrevocable letter of credit (ILOC) | $	$ 150,000
Revolving credit facility | $	$ 300,000